UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Aerospace - 0.7%
United Technologies Corp.	3,500	$142,905

Air Freight & Logistics - 2.3%
FedEx Corp.	5,500	237,655
United Parcel Service, Inc.- Class B	6,200	255,316
		492,971
Auto Components - 0.2%
Magna International Inc.-Class A (b)	1,500	38,490

Automobiles - 0.3%
Thor Industries, Inc.	6,000	64,260

Beverages - 0.8%
PepsiCo, Inc.	3,600	173,304

Biotechnology - 7.9%
Alexion Pharmaceuticals, Inc. (a)	9,000	307,800
Amgen, Inc. (a)	8,000	391,440
Genentech, Inc. (a)	5,500	470,525
Gilead Sciences, Inc. (a)	5,700	255,360
Seattle Genetics, Inc. (a)	10,000	80,300
Vertex Pharmaceuticals Inc. (a)	6,000	181,380
		1,686,805
Chemicals - 2.5%
Agrium Inc. (b)	4,100	142,598
Monsanto Co.	1,000	76,270
Mosaic Co.	1,200	51,660
Syngenta AG - ADR (b)	2,300	98,486
Terra Industries Inc.	4,400	113,476
Zoltek Companies, Inc. (a)	8,000	45,760
		528,250
Commercial Services - 0.6%
Career Education Corp. (a)	5,000	123,350

Commercial Services & Supplies - 1.1%
The Brink's Co.	5,500	131,285
CoStar Group Inc. (a)	2,000	51,000
Layne Christensen Co. (a)	3,000	48,810
		231,095
Communications Equipment - 5.6%
Cisco Systems, Inc. (a)	13,500	196,695
Corning Inc.	13,300	140,315
EchoStar Corp. - Class A (a)	7,000	114,660
Harris Corp.	7,500	279,600
Infinera Corp. (a)	9,000	64,800
Juniper Networks, Inc. (a)	5,500	78,155
QUALCOMM, Inc.	8,200	274,126
Research In Motion Ltd. (a)(b)	1,100	43,934
		1,192,285
Computers & Peripherals - 0.6%
Apple Inc. (a)	1,500	133,965

Construction & Engineering - 4.5%
Aecom Technology Corp. (a)	7,000	171,710
Chicago Bridge & Iron Co N.V. (b)	15,700	94,671
Foster Wheeler Ag (a)(b)	6,100	91,744
Granite Construction Inc.	7,500	266,850
Jacobs Engineering Group Inc. (a)	3,000	101,220
McDermott International, Inc. (a)(b)	5,300	62,487
Quanta Services, Inc. (a)	9,000	158,400
Vulcan Materials Co.	500	20,705
		967,787
Copper Ores - 0.3%
Ivanhoe Mines Ltd. (a)	15,500	70,525

Distributors - 0.1%
Genuine Parts Co.	1,100	30,954

Diversified Consumer Services - 0.5%
Brink's Home Security Holdings, Inc. (a)	5,500	115,335

Diversified Telecommunication Services - 0.6%
Chunghwa Telecom Co. Ltd. - ADR (b)	9,072	139,255

Drilling Oil And Gas Wells - 0.3%
Pioneer Drilling Co. (a)	19,500	74,880

Electrical Equipment - 2.1%
Acuity Brands, Inc.	8,000	183,360
AZZ Inc. (a)	5,000	101,200
Rockwell Automation, Inc.	700	14,070
SunPower Corp. (a)	6,033	149,377
		448,007
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	3,300	45,771
Amphenol Corp. - Class A	3,000	76,260
FLIR Systems, Inc. (a)	3,000	61,230
NIDEC CORPORATION - ADR (b)	8,300	84,743
ScanSource, Inc. (a)	3,000	47,610
Trimble Navigation Ltd. (a)	2,000	28,200
		343,814
Energy Equipment & Services - 4.8%
Core Laboratories N.V. (b)	2,000	150,800
Diamond Offshore Drilling, Inc.	1,700	106,488
FMC Technologies, Inc. (a)	1,300	34,437
Natural Gas Services Group (a)	8,000	60,000
Noble Corp. (b)	1,000	24,590
Patterson-UTI Energy, Inc.	21,500	184,685
Rowan Companies, Inc.	13,000	157,430
Schlumberger Ltd. (b)	6,600	251,196
Superior Well Services, Inc. (a)	10,000	57,500
		1,027,126
Food Products - 1.5%
Lance, Inc.	4,000	87,240
Nestle SA - ADR (b)	4,415	145,297
Peet's Coffee & Tea Inc. (a)	4,000	86,200
		318,737
Gold Ores - 0.1%
FNX Mining Co. Inc. (a)(b)	3,000	7,890
Teck Cominco Ltd.-Class B (b)	5,000	17,250
		25,140
Health Care Equipment & Supplies - 6.2%
Becton, Dickinson & Co.	2,100	129,969
C.R. Bard, Inc.	6,000	481,560
DENTSPLY International, Inc.	1,000	23,120
Illumina, Inc. (a)	10,000	313,300
Medtronic, Inc.	3,700	109,483
Zimmer Holdings, Inc. (a)	7,500	262,650
		1,320,082
Health Care Providers & Services - 1.0%
Fresenius Medical Care AG & Co. KGaA - ADR (b)	3,000	121,680
PSS World Medical, Inc. (a)	7,000	101,010
		222,690
Household Durables - 0.1%
Panasonic Corp. - ADR (b)	2,800	32,172

Household Products - 0.6%
Colgate-Palmolive Co.	2,000	120,360

Industrial Conglomerates - 0.4%
3M Co.	2,000	90,920

Internet & Catalog Retail - 0.3%
VistaPrint Ltd. (a)(b)	3,000	73,500

Internet Software & Services - 1.2%
Google Inc. (a)	750	253,493

IT Services - 2.9%
Accenture Ltd. - Class A (b)	8,000	233,520
Automatic Data Processing, Inc.	9,500	324,425
Infosys Technologies Ltd. - ADR (b)	2,500	60,500
		618,445
Machinery - 5.8%
Ampco-Pittsburgh Corp.	5,000	54,750
Bucyrus International, Inc. - Class A	4,000	49,680
CIRCOR International, Inc.	7,500	166,725
Illinois Tool Works, Inc.	7,000	194,600
Joy Global Inc.	3,500	61,110
Kaydon Corp.	7,000	175,000
L.B. Foster Co.- Class A (a)	5,000	106,850
The Manitowoc Co., Inc.	7,500	30,750
Parker Hannifin Corp.	6,000	200,220
Robbins & Myers, Inc.	8,500	137,105
Sun Hydraulics Corp.	4,500	59,670
		1,236,460
Management Services - 1.1%
Michael Baker Corp. (a)	7,200	230,472

Manufactured Homes - 0.3%
Skyline Corp.	4,600	73,416

Medicinal Chemicals And Botanical Products - 1.6%
Novo-Nordisk A/S - ADR (b)	7,300	353,466

Metals & Mining - 5.4%
Agnico-Eagle Mines Ltd. (b)	2,100	104,706
Brush Engineered Materials Inc. (a)	7,500	93,000
Haynes International, Inc. (a)	3,500	47,250
Kaiser Aluminum Corp.	5,000	110,200
Newmont Mining Corp.	5,500	228,965
Nucor Corp.	1,500	50,475
Randgold Resources Ltd. - ADR (b)	6,000	272,880
Schnitzer Steel Industries, Inc.	3,000	85,920
Sims Group Ltd. - ADR (b)	12,500	134,375
Universal Stainless & Alloy Products, Inc. (a)	3,500	35,700
		1,163,471
Office Electronics - 1.2%
CANON Inc. - ADR (b)	10,000	251,100

Oil & Gas - 8.3%
BG Group PLC - ADR (b)	2,500	179,060
Contango Oil & Gas Co. (a)	3,500	127,470
EOG Resources, Inc.	6,100	305,244
Imperial Oil Ltd. (b)	3,500	109,165
Occidental Petroleum Corp.	3,000	155,610
Royal Dutch Shell PLC - Class A - ADR (b)	7,400	325,378
StatoilHydro ASA - ADR (b)	20,300	338,198
Stone Energy Corp. (a)	1,980	7,841
Tesco Corp. (a)(b)	11,500	88,205
Total SA - ADR (b)	1,000	47,200
Ultra Petroleum Corp. (a)(b)	2,500	87,850
		1,771,221
Paper & Forest Products - 0.4%
Deltic Timber Corp.	2,500	78,250

Personal Products - 0.1%
Avon Products, Inc.	1,600	28,144

Pharmaceuticals - 4.5%
Abbott Laboratories	5,000	236,700
Alcon, Inc. (b)	1,200	98,832
Auxilium Pharmaceuticals Inc. (a)	3,500	96,145
Eli Lilly & Co.	4,500	132,210
Forest Laboratories, Inc. (a)	2,000	42,880
Genzyme Corp. (a)	1,000	60,930
Johnson & Johnson	6,000	300,000
		967,697
Road & Rail - 0.1%
Providence and Worcester Railroad Co.	2,000	21,820

Semiconductor & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	8,300	76,443
Atheros Communications (a)	5,500	66,440
Broadcom Corp. - Class A (a)	3,800	62,510
Cree, Inc. (a)	15,500	304,420
Cymer, Inc. (a)	9,500	175,465
Cypress Semiconductor Corp. (a)	6,100	33,916
Intel Corp.	7,500	95,550
Rambus, Inc. (a)	14,000	119,840
		934,584
Software - 6.4%
Adobe Systems, Inc. (a)	9,000	150,300
Microsoft Corp.	18,900	305,235
Nintendo Co., Ltd - ADR (a)(b)	2,000	72,794
Salesforce.com, Inc. (a)	13,500	378,000
Synopsys, Inc. (a)	7,000	130,410
Teradata Corp. (a)	10,000	154,600
VMware Inc.- Class A (a)	8,400	174,384
		1,365,723
Specialty Retail - 4.5%
Bed Bath & Beyond, Inc. (a)	10,000	213,000
Best Buy Co., Inc.	12,000	345,840
Foot Locker, Inc.	3,200	26,592
O'Reilly Automotive, Inc. (a)	4,000	133,440
Staples, Inc.	15,100	240,845
		959,717
Textiles, Apparel & Luxury Goods - 1.1%
Nike, Inc. - Class B	5,700	236,721

Water Supply - 0.2%
Pure Cycle Corporation (a)	12,500	38,750

Wireless Telecommunication Services - 0.7%
China Mobile Ltd. - ADR (b)	2,500	108,375
NTT DoCoMo, Inc. - ADR (b)	2,500	38,425
		146,800

TOTAL COMMON STOCKS (Cost $36,736,303)		20,958,714

Total Investments (Cost $36,736,303) - 97.8%		20,958,714
Other Assets in Excess of Liabilities - 2.2%		468,048
TOTAL NET ASSETS - 100.0%		$21,426,762

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments	$36,736,303
Gross unrealized appreciation	448,502
Gross unrealized depreciation	(16,226,091)
Net unrealized depreciation	$(15,777,589)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Iman Fund

FAS 157 - Summary of Fair Value Exposure at February 28, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of February 28, 2009:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$20,958,714	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$20,958,714	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

(Admins. - modify the above sentence to remove instruments not applicable.)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
                       Bassam Osman, President

Date  4/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
                       Bassam Osman, President

Date  4/20/2009

By  /s/ Mohammad Basheeruddin
                       Mohammad Basheeruddin, Treasurer

Date  4/20/2009